Financial Information of the Parent Company (Details) - Schedule of Statements of Cash Flows - Jianzhi Education Technology Group Company Limited [Member]	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (3,460,086)	$ (501,665)	¥ (40,186)	¥ (7,024,113)
Net cash used in investing activities	(109,865,693)	(15,929,028)
Net cash (used in) provided by financing activities	140,000,402	20,298,150	6,353,868	(26,844)
Effect of exchange rate changes on cash and cash equivalents	1,290,142	187,053	(62,295)	(251,848)
Net (decrease) increase in cash and cash equivalents	27,964,765	4,054,510	6,251,387	(7,302,805)
Cash and cash equivalents at the beginning of the year	6,349,655	920,613	98,268	7,401,073
Cash and cash equivalents at the end of the year	¥ 34,314,420	$ 4,975,123	¥ 6,349,655	¥ 98,268